Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Disaggregation of Revenues [Line Items]
Total	¥ 289,880	$ 41,453	¥ 309,974	¥ 412,449
Sales income	134,308	19,206	124,973	142,628
Technical Services [Member]
Schedule of Disaggregation of Revenues [Line Items]
Total	117,698	16,831	143,648	247,770
Post-origination services [Member]
Schedule of Disaggregation of Revenues [Line Items]
Total			5,326	3,629
Wealth Management [Member]
Schedule of Disaggregation of Revenues [Line Items]
Total	¥ 37,874	$ 5,416	¥ 36,027	¥ 18,422